Administrative expenses	12 Months Ended
Dec. 31, 2025
Administrative expenses
Administrative expenses

24.Administrative expenses

This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Personnel expenses	38,951	32,511	34,356
Professional fees	5,385	5,057	9,907
Sundry charges	5,291	5,003	8,915
Board of Directors’ compensation	4,433	4,415	2,223
Software licenses	3,765	3,063	—
Depreciation and amortization	2,409	2,428	1,998
Short-term and low-value lease	2,143	2,040	2,021
Subscriptions and quotes	1,669	1,416	1,469
Insurance	1,617	1,699	1,326
Transport	828	633	673
Canons and tributes	824	398	541
Maintenance and repairs	247	342	712
Others	2,651	2,335	5,042
	70,213	61,340	69,183

See related accounting policies in Note 2.4(x).